Note 16 - Income Taxes - Non-capital Losses Available for Carry Forward (Details)	Dec. 31, 2017 CAD ($)
Statement Line Items [Line Items]
Non-capital losses available for carry forward	$ 21,653,000
2026 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	407,000
2027 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	895,000
2028 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	2,163,000
2029 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	2,991,000
2030 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	4,356,000
2031 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	4,646,000
2032 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	1,188,000
2033 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	806,000
2034 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	436,000
2035 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	1,000
2036 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	850,000
2037 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	$ 2,914,000